COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

35          COMMITMENTS AND CONTINGENCIES

Legal claim contingencies –

i)Madoff Trustee Litigation -

In September 2011, the Trustee for the liquidation of Bernard L. Madoff Investment Securities LLC (BLMIS) and the substantively consolidated estate of Bernard L. Madoff (the Madoff Trustee) filed a complaint (the Madoff Complaint) against Credicorp’s subsidiary ASB in the U.S. Bankruptcy Court for the Southern District of New York (the Bankruptcy Court). The Madoff Complaint seeks recovery of approximately US$120.0 million in principal amount, which is alleged to be equal to the amount of redemptions between the end of 2004 and the beginning of 2005 of ASB-managed Atlantic U.S. Blue Chip Fund assets invested in Fairfield Sentry Limited (Fairfield Sentry ), together with fees, costs, interest and expenses. The Madoff Complaint seeks the recovery of these redemptions from ASB as “subsequent transfers” or “avoided transfers” from BLMIS to Fairfield Sentry that Fairfield Sentry in turn subsequently transferred to ASB. The Madoff Trustee has filed similar “clawback” actions against numerous other alleged “subsequent transferees” that invested in Fairfield Sentry and its sister entities, which, in turn, invested in and redeemed funds from BLMIS.

There has been significant briefing on issues related to these Madoff Trustee actions, and these cases have been pending for many years. In November 2016, the Bankruptcy Court issued a Memorandum Decision Regarding Claims to Recover Foreign Subsequent Transfers (the Memorandum Decision) holding that the recovery of certain subsequent foreign transfers is barred under the doctrine of comity and/or extraterritoriality, and it dismissed the claims brought by the Madoff Trustee against a number of parties, including ASB.  In March 2017, the Madoff Trustee filed an appeal (the Appeal) of the Memorandum Decision to the United States Court of Appeals for the Second Circuit, which reversed the Dismissal Order and remanded the matter to the Bankruptcy Court (the Second Circuit Opinion). In April 2019, the defendant-appellees, including ASB, filed, and the Second Circuit granted, a motion to stay the issuance of the mandate pending the filing of a petition for a writ of certiorari in the United States Supreme Court. The petition for a writ of certiorari was filed in the United States Supreme Court in August 2019. The mentioned petition was denied by the Supreme Court in June 2020. Following the denial of the petition for writ of certiorari, the judgment for dismissal by the Bankruptcy Court was vacated  and the matter was remanded back to the Bankruptcy Court. The case now remains pending in the Bankruptcy Court. While management believes that ASB has substantial defenses against the Madoff Trustee’s claims and intends to defend against any action by the Madoff Trustee, following a recent decision by the US Supreme Court not to hear an appeal, certain defenses are no longer available, and therefore, management believes that a provision at this time would be prudent.

ii)Fairfield Liquidator Litigation -

In April 2012, Fairfield Sentry (In Liquidation) and its representative, Kenneth Krys (the Fairfield Liquidator), filed a complaint against ASB (the Fairfield Complaint) in the Bankruptcy Court (the Fairfield v. ASB Adversary Proceeding). The Fairfield Complaint seeks to recover US$115.2 million in principal amount from ASB, representing the amount of ASB’s redemptions of certain investments in Fairfield Sentry , together with fees, costs, interest and expenses. These are essentially the same funds that the Madoff Trustee seeks to recover in the Madoff Trustee litigation described above. After the Fairfield Complaint was filed, the Bankruptcy Court procedurally consolidated the Fairfield V. ASB Adversary Proceeding with other adversary actions brought by the Fairfield Liquidator against former investors in Fairfield Sentry.

Similar to the Madoff Trustee litigation described above, the Fairfield V. ASB Adversary Proceeding and related adversary actions have been pending for many years. In October 2016, the Fairfield Liquidator filed a Motion for Leave to Amend (the Motion for Leave) various complaints, including the Fairfield Complaint. Certain defendants, including ASB, filed a motion to dismiss (the Motion to Dismiss) and a consolidated memorandum of law (i) in opposition to the Motion for Leave and (ii) in support of the Motion to Dismiss. In December 2018, the Bankruptcy Court entered a memorandum decision granting in part and denying in part the Motion to Dismiss and the Motion for Leave (the Memorandum Decision). In March 2019, the Fairfield Liquidator submitted a form of a stipulated order dismissing the adversary proceeding against ASB (the Dismissal Order), as directed by the Bankruptcy Court, but filed notices of appeal, including of the dismissal of the claims asserted against ASB and other defendants, in May 2019. The appeal remains pending.

The management believes that ASB has substantial defenses against the Fairfield Liquidator’s claims alleged in the Amended Complaint and the Fairfield Liquidator’s appeal.

iii)Government Investigations –

The former Chairman and the current Vice Chairman of the Board of Directors of Credicorp, in their respective capacities as Chairman of the Board and as a director of BCP Stand-alone, were summoned as witnesses by Peruvian prosecutors, along with 26 other Peruvian business leaders, to testify in connection with a judicial investigation that is being carried out regarding contributions made to the electoral campaign of a political party in the 2011 Peruvian presidential elections. Our former Chairman testified on November 18, 2019, and our current Vice Chairman testified on December 9, 2019. The former Chairman informed prosecutors that in 2010 and 2011 Credicorp made donations totaling US$3.65 million to the Fujimori 2011 campaign (in total amounts of US$1.7 million in 2010 and US$1.95 million in 2011). These contributions were made in coordination with the General Manager of Credicorp at that time. While the amount of these contributions exceeded the limits then permitted under Peruvian electoral law, the law in place at that time provided no sanction for contributors, and instead only for the recipient of the campaign contribution.

In addition, the former Chairman informed prosecutors that in 2016, three subsidiaries of Credicorp (BCP Stand-alone, Mibanco and Grupo Pacifico) made donations totaling S/711,000 (approximately US$200,000) to the Peruanos Por el Kambio campaign. These contributions were made in compliance both with Peruvian electoral law and with Credicorp’s own political contributions guidelines, adopted in 2015. These guidelines provided details on the procedures for obtaining approval for contributions and outlined the specific required conditions for transparent contributions.

The Peruvian Superintendencia del Mercado de Valores (‘SMV’ for its Spanish acronym) has initiated a sanctioning process against Credicorp, for not having disclosed to the market, in due course, the contributions made to political campaigns in the years 2011 and 2016. The Peruvian Superintendencia del Mercado de Valores (SMV) also has initiated a sanctioning process against three subsidiaries of Credicorp (BCP Stand-alone, Mibanco and Grupo Pacifico), for not having disclosed to the market, in due course, the contributions made to political campaigns in connection with the 2016 presidential elections. The SMV has recently notified Credicorp, BCP, Mibanco and Grupo Pacifico with first instance Resolutions on these proceedings. The mentioned Resolutions imposed pecuniary sanctions (fines) on Credicorp and the three subsidiaries as a consequence of these sanctioning processes. Credicorp, BCP, Mibanco and Grupo Pacifico have appealed the Resolutions.

Credicorp believes that neither the contributions disclosed by our former Chairman and the current Vice Chairman in 2019 nor the related SMV sanctioning processes pose a significant risk of material liability to the Company. Furthermore, Credicorp does not believe that either will have material effect on the Company’s business, financial position or profitability.

Additionally, the SBS conducted a special analysis regarding the political contributions case at three subsidiaries of Credicorp (BCP Stand-alone, Mibanco and Grupo Pacifico), with which these subsidiaries have cooperated. The SBS has initiated a sanctioning process against BCP on August 5, 2020. BCP responded on August 25, 2020. The SBS has recently notified BCP with first instance Resolution on this proceeding. The mentioned Resolution imposed a fine on BCP in the amount of US $ 482,000. BCP has already paid the fine and therefore the process has concluded.